1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103	& Bockius LLP
Tel.: 215.963.5000	Counselors at Law
Fax: 215.963.5001

September 28, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:                               SEI Alpha Strategy Portfolios, LP Amendment No. 5 to Registration Statement on Form N-1A (File No. 811-22112)

Ladies and Gentlemen:

On behalf of our client, SEI Alpha Strategy Portfolios, LP (the “Fund”), we are filing, pursuant to Rule 8b-16(a) under the Investment Company Act of 1940, as amended, Amendment No. 5 to the Fund’s Registration Statement on Form N-1A for the SEI LIBOR Plus Portfolio for the purpose of furnishing the Fund’s audited financial statements for the fiscal year ended May 31, 2012 and to make other necessary changes.

Please contact me at 215.963.5037 with any questions or comments.

Sincerely,

/s/ Timothy W. Levin
Timothy W. Levin, Esq.

cc:           Ms. Julie Vossler